EARNINGS (LOSS) PER SHARE (EPS) (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 24, 2018	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
EARNINGS (LOSS) PER SHARE (EPS)
Loss for periods used to calculate basic and diluted EPS | $		$ (27,645)	$ (73,593)
Earnings per share (cents) | $ / shares		$ (4.0)	$ (20.6)
Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS		687,404,775	357,306,968
Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS		687,404,775	357,306,968
Share consolidation, ratio	0.1